UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities Fund
Schedule of Investments (Unaudited)		July 31, 2011

Shares	COMMON STOCKS - 95.63%	Value
	Aerospace & Defense - 1.61%
256,300	CPI Aerostructures, Inc. (a)	$3,616,393
140,000	Ducommun, Inc.	3,080,000
		6,696,393
	Auto Parts & Equipment - 1.17%
505,266	Midas, Inc. (a)	2,758,752
427,281	SORL Auto Parts, Inc. (a)	2,102,223
		4,860,975
	Building Materials - 0.68%
245,500	Insteel Industries, Inc.	2,813,430
		2,813,430
	Business Services - 8.10%
260,700	Barrett Business Services, Inc.	3,889,644
36,000	Exponent, Inc. (a)	1,505,160
489,600	GP Strategies Corp. (a)	6,340,320
858,460	Innodata Isogen, Inc. (a)	2,652,642
600,000	PRGX Global, Inc. (a)	3,912,000
488,500	RCM Technologies, Inc. (a)	2,701,405
180,000	Rentrak Corporation (a)	2,977,200
230,000	The Dolan Media Co. (a)	1,823,900
496,550	Tier Technologies, Inc. (a)	2,482,750
272,521	Virtusa Corp. (a)	5,357,763
		33,642,784
	Chemical & Related Products - 3.01%
600,000	Aceto Corporation	3,660,000
225,000	KMG Chemicals, Inc.	3,771,000
414,707	Omnova Solutions, Inc. (a)	2,803,419
392,358	Penford Corp. (a)	2,279,600
		12,514,019
	Computers & Electronics - 2.81%
253,550	Astro-Med, Inc.	2,003,045
296,044	CyberOptics Corp. (a)	2,791,695
580,000	PC-Tel, Inc. (a)	3,770,000
209,350	Rimage Corporation	3,102,567
		11,667,307
	Construction & Engineering - 3.60%
333,130	Comfort Systems USA, Inc.	3,477,877
395,000	Furmanite Corp. (a)	3,096,800
690,000	Hill International, Inc. (a)	3,705,300
243,714	MFRI, Inc. (a)	2,261,666
187,981	Sterling Construction Company, Inc. (a)	2,406,157
		14,947,800
	Consumer Products - Manufacturing - 5.90%
256,308	Flexsteel Industries	3,908,697
550,000	Furniture Brands International, Inc. (a)	2,216,500
700,000	Heelys, Inc.
	(Acquired 5/10/10, Cost $1,603,000) (a)(c)	1,575,000
616,281	Kimball International, Inc.	3,697,686
175,081	Motorcar Parts of America, Inc. (a)	2,260,296
256,903	Orchids Paper Products Co.	3,301,204
139,061	Steinway Musical Instruments, Inc. (a)	4,031,378
150,500	Universal Electronics, Inc. (a)	3,523,205
		24,513,966
	Consumer Services - 3.11%
197,867	CPI Corp.	2,204,238
290,000	Intersections, Inc.	5,631,800
595,900	Noah Education Holdings Ltd. - ADR (a)	1,263,308
550,000	Stewart Enterprises, Inc. - Class A	3,822,500
		12,921,846
	Electronic Equipment & Instruments - 1.01%
200,000	Methode Electronics, Inc.	2,116,000
353,000	NAM TAI Electronics, Inc.	2,065,050
		4,181,050
	Energy & Related Services - 10.11%
550,000	Cal Dive International, Inc. (a)	3,069,000

426,700	CE Franklin Ltd. (a)	4,015,247
342,911	Matrix Service Co. (a)	4,780,179
110,000	Michael Baker Corp. (a)	2,294,600
354,545	Mitcham Industries, Inc. (a)	6,438,537
650,000	Newpark Resources, Inc. (a)	6,038,500
173,299	PHI, Inc. (a)	3,731,127
656,565	TGC Industries, Inc. (a)	4,832,319
250,000	Union Drilling, Inc. (a)	2,787,500
653,100	Uranium Energy Corp. (a)	2,194,416
1,080,000	Ur-Energy, Inc. (a)	1,803,600
		41,985,025
	Environmental Services - 0.76%
2,050,000	Perma-Fix Environmental Services (a)	3,157,000
		3,157,000
	Financial Services - 6.68%
244,600	B of I Holding, Inc. (a)	3,423,177
586,652	Edelman Financial Group, Inc.	4,476,155
1,144,021	Global Cash Access Holdings, Inc. (a)	3,214,699
375,565	Imperial Holdings, Inc. (a)	3,631,714
257,525	Nicholas Financial, Inc. (a)	3,144,380
465,000	SWS Group, Inc.	2,534,250
511,982	U.S. Global Investors, Inc. - Class A	3,839,865
44,500	Virtus Investment Partners, Inc. (a)	3,495,920
		27,760,160
	Food - 2.28%
100,000	Cal-Maine Foods, Inc.	3,381,000
326,000	John B. Sanfilippo & Son, Inc. (a)	2,728,620
545,000	Landec Corp. (a)	3,368,100
		9,477,720
	Insurance - 0.57%
260,960	SeaBright Holdings, Inc.	2,372,126
		2,372,126
	Leisure - 1.99%
110,000	Ascent Media Corp. (a)	5,292,100
1,020,000	Century Casinos, Inc. (a)	2,958,000
		8,250,100
	Medical Supplies & Services - 8.37%
410,000	Albany Molecular Research, Inc. (a)	1,959,800
303,603	Allied Healthcare Products (a)	1,150,655
850,000	BioScrip, Inc. (a)	6,103,000
400,000	Cornerstone Therapeutics, Inc. (a)	3,024,000
800,000	Five Star Quality Care, Inc. (a)	3,960,000
2,064,000	Hooper Holmes, Inc. (a)	2,187,840
325,000	IntegraMed America, Inc. (a)	2,973,750
306,279	Medical Action Industries, Inc. (a)	2,333,846
125,497	Psychemedics Corp.	1,076,764
125,900	The Ensign Group, Inc.	3,575,560
165,000	Transcend Services, Inc. (a)	4,794,900
200,000	Vivus, Inc. (a)	1,642,000
		34,782,115
	Military Equipment - 0.70%
637,300	Force Protection, Inc. (a)	2,912,461
		2,912,461
	Minerals & Resources - 0.61%
600,000	Exeter Resource Corp. (a)	2,514,000
		2,514,000
	Oil & Gas - 4.07%
420,000	GMX Resources, Inc. (a)	2,037,000
267,500	Hallador Energy Co.	2,733,850
595,553	Magnum Hunter Resources Corp. (a)	4,276,071
289,180	Star Gas Partners LP	1,489,277
400,000	U.S. Energy Corp. Wyoming (a)	1,692,000
700,000	Vaalco Energy, Inc. (a)	4,662,000
		16,890,198
	Retail - 2.80%
830,000	A.C. Moore Arts & Crafts, Inc. (a)	1,535,500
471,055	PC Mall, Inc. (a)	3,721,335
106,523	Rush Enterprises, Inc. (a)	1,784,260
142,000	Systemax, Inc. (a)	2,313,180
531,500	Tuesday Morning Corp. (a)	2,285,450
		11,639,725

	Semiconductor Related Products - 2.83%
125,000	Amtech Systems, Inc. (a)	2,243,750
600,000	FSI International, Inc. (a)	1,698,000
400,000	Integrated Silicon Solution, Inc. (a)	3,556,000
223,650	Rudolph Technologies, Inc. (a)	1,921,153
338,000	Ultra Clean Holdings, Inc. (a)	2,345,720
		11,764,623
	Software - 4.32%
617,000	American Software, Inc. - Class A	5,281,520
585,160	Clicksoftware Technologies Ltd.	5,301,550
1,880,000	iPass, Inc.	3,196,000
700,000	ModusLink Global Solutions, Inc.	2,933,000
350,000	Smith Micro Software, Inc. (a)	1,246,000
		17,958,070
	Specialty Manufacturing - 7.24%
105,000	AEP Industries, Inc. (a)	2,843,400
165,000	AM Castle & Co. (a)	2,864,400
225,000	China Gerui Advanced Materials Group Ltd.
	(Acquired 6/1/10, Cost $1,282,500) (a)(c)	913,500
400,000	China Gerui Advanced Materials Group Ltd. (a)	1,624,000
256,273	Courier Corp.	2,462,784
152,600	Douglas Dynamics, Inc.	2,317,994
910,000	Flanders Corp. (a)	3,003,000
35,188	Global Power Equipment Group, Inc. (a)	913,832
95,000	L.B. Foster Co.	3,301,250
184,324	LMI Aerospace, Inc. (a)	4,237,609
146,217	Northern Technologies International Corp. (a)	2,567,571
100,000	Northwest Pipe Co. (a)	3,005,000
		30,054,340
	Telecommunications - 6.72%
1,120,600	Alvarion Ltd. (a)	1,636,076
297,000	City Telecom HK Ltd. - ADR	3,267,000
600,000	Cogo Group, Inc. (a)	2,826,000
350,000	DragonWave, Inc. (a)	1,785,000
695,000	Gilat Satellite Networks Ltd. (a)	3,447,200
318,000	Globecomm Systems, Inc. (a)	4,439,280
336,415	Harmonic, Inc. (a)	1,826,733
250,000	Oplink Communications, Inc. (a)	4,220,000
165,900	RADVision Ltd. (a)	1,198,627
342,000	Seachange International, Inc. (a)	3,269,520
		27,915,436
	Transportation - 4.58%
614,093	Grupo TMM S.A. - ADR (a)	1,071,592
120,000	Hornbeck Offshore Services, Inc. (a)	3,340,800
650,000	Republic Airways Holdings, Inc. (a)	2,814,500
300,000	Scorpio Tankers, Inc. (a)	2,217,000
1,615,680	Star Bulk Carriers Corp.	2,520,461
540,100	StealthGas, Inc. (a)	2,468,257
263,886	USA Truck, Inc. (a)	2,987,190
156,300	Vitran Corporation, Inc. (a)	1,609,890
		19,029,690
	TOTAL COMMON STOCKS (Cost $383,203,911)	$397,222,359

Shares	REAL ESTATE INVESTMENT TRUSTS - 1.47%	Value
390,000	Monmouth Real Estate Investment Corp. - Class A	$3,213,600
230,000	Whitestone Real Estate Investment Trust	2,898,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,338,047)	$6,111,600

Contracts	RIGHTS - 0.00%	Value
305,000	Sino Clean Energy, Inc. (b)(d)	$-
	TOTAL RIGHTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 2.88%	Value
11,971,179	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.07%	$11,971,179
	TOTAL SHORT TERM INVESTMENTS (Cost $11,971,179)	$11,971,179

	Total Investments (Cost $400,513,137) - 99.98%	$415,305,138
	Other Assets in Excess of Liabilities - 0.02%	99,035
	TOTAL NET ASSETS - 100.00%	$415,404,173

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
Directors. This security represents $0 or 0.00% of the Fund's Net Assets.
(c)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of restricted securities amounted to $2,488,500
	or 0.60% of Net Assets.
(d)	Contingent Value Right. See Note 4 in the Notes to the Schedule of Investments.

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments		$400,513,137

Gross unrealized appreciation		76,113,775
Gross unrealized depreciation		(61,321,774)
Net unrealized depreciation		$14,792,001

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Description			Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary			$47,027,527	$ -	$ -	$ 47,027,527
Consumer Staples			9,410,824	-	-	9,410,824
Energy			57,410,157	5,086,839	-	62,496,996
Financials			26,917,587	-	-	26,917,587
Health Care			34,782,116	-	-	34,782,116
Industrials			93,029,368	-	-	93,029,368
Information Technology			91,560,675	-	-	91,560,675
Materials			27,240,990	-	-	27,240,990
Telecommunication Services			3,267,000	-	-	3,267,000
Utilities			1,489,277	-	-	1,489,277
Total Common Stocks			392,135,520	5,086,839	-	397,222,359
Real Estate Investment Trusts			6,111,600			6,111,600
Short-Term Investments			11,971,179	-	-	11,971,179
Total Investments in Securities			$410,218,299	$ 5,086,839	$ -	$ 415,305,138

Transfers into Level 1			$-
Transfers out of level 1			(5,086,839)
Net transfers in (out of) Level 1			$(5,086,839)

Transfers into Level 2			$5,086,839
Transfers out of Level 2			-
Net Transfers in (out of) Level 2			$5,086,839

The securities transferred from Level 1 to Level 2 due to the securities not trading on the last day of the reporting period. Transfers between levels are recognized at the end of the reporting period.

3. Transactions with Affiliates

The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period from
November 1, 2010 through July 31, 2011 As defined in Section (2)(a)(3) of the 1940 Act, such issuer is:
				Share Balance at July 31, 2011	Dividend Income	Value
Issuer Name	Share Balance at November 1, 2010	Additions	Reductions			At July 31, 2011
Whitestone Real Estate Investment Trust(1) 200,000		30,000	-	230,000	$ 179,550	$ 2,898,000

(1) Issuer was not an affiliate as of July 31, 2011.

4. Contingent Value Right

A Contingent Value Right ("CVR") grants shareholders the right to realize the proceeds from a specified event. Proceeds are contingent upon an outcome of the specified event.
Perritt MicroCap Opportunities Fund holds Sino Clean Energy CVRs as of July 31, 2011.  Proceeds from these rights are contingent upon a favorable lawsuit ruling or settlement relating to a complaint filed by Sino Clean Energy.  If a favorable ruling or settlement occurs, shareholders are entitled to 90% of the lawsuit proceeds, if any, less certain legal and other expenses that will be deducted from such proceeds.  The CVRs expire upon the entry of a final, non-appealable judgment or settlement in the underlying lawsuit

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)          /s/ Michael J. Corbett
Michael J. Corbett, President

Date          9/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael J. Corbett
Michael J. Corbett, President

Date           9/27/2011

By (Signature and Title)*        /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date           9/27/2011

* Print the name and title of each signing officer under his or her signature.